Taxation - Schedule of Tax on Profit Before Tax Differs from Theoretical Amount that Arise Using Basic Corporation Tax Rate (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Major components of tax expense (income) [abstract]
Profit before tax	£ 1,173	£ 993
Tax calculated at a tax rate of 23.5% (H122:19%)	276	189
Bank surcharge on profits	45	70
Non-deductible preference dividends paid	5	5
Non-deductible UK Bank Levy	9	8
Non-deductible conduct remediation, fines and penalties	4	(1)
Other non-deductible costs and non-taxable income	(4)	6
Effect of change in tax rate on deferred tax provision	0	(22)
Tax relief on dividends in respect of other equity instruments	(20)	(22)
Tax on profit	£ 315	£ 233